Consolidated Schedule of Investments
January 31, 2024
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–52.58%(a)
Argentina–0.01%
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	$64,857
Australia–2.38%
Australia Government Bond,
Series 155, 2.50%, 05/21/2030(b)	AUD	34,250,000	20,902,077
Series 169, 4.75%, 06/21/2054(b)	AUD	14,100,000	9,820,507
			30,722,584
Austria–1.88%
Erste Group Bank AG, 5.13%(b)(c)(d)	EUR	2,800,000	2,902,819
Republic of Austria Government Bond, 2.10%, 09/20/2117(b)	EUR	25,825,000	21,329,769
			24,232,588
Belgium–0.67%
KBC Group N.V., 4.75%(b)(c)(d)	EUR	8,000,000	8,647,383
Brazil–6.53%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	28,000,000	25,186,542
Series F, 10.00%, 01/01/2027	BRL	250,000,000	50,983,812
Series F, 10.00%, 01/01/2035	BRL	41,000,000	8,061,196
			84,231,550
Colombia–7.46%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	45,000,000,000	11,212,540
Series B, 6.00%, 04/28/2028	COP	51,500,000,000	11,945,913
Series B, 7.75%, 09/18/2030	COP	175,000,000,000	42,186,209
Series B, 9.25%, 05/28/2042	COP	16,250,000,000	3,895,598
Series B, 7.25%, 10/26/2050	COP	100,000,000,000	19,276,837
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,314,911
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	6,107,644,400	1,419,480
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	5,005,946
			96,257,434
	Principal Amount		Value
Czech Republic–1.29%
Czech Republic Government Bond, Series 105, 2.75%, 07/23/2029	CZK	400,000,000	$16,658,216
France–1.41%
French Republic Government Bond OAT, 0.50%, 05/25/2072(b)	EUR	33,850,000	14,553,970
Societe Generale S.A., 7.88%(b)(c)(d)	EUR	3,300,000	3,673,300
			18,227,270
Greece–1.84%
Hellenic Republic Government Bond,
4.38%, 07/18/2038(b)	EUR	20,000,000	23,456,490
0.00%, 10/15/2042	EUR	107,000,000	329,559
			23,786,049
India–4.01%
India Government Bond,
8.15%, 11/24/2026	INR	500,000,000	6,196,701
6.54%, 01/17/2032	INR	1,000,000,000	11,611,951
7.26%, 08/22/2032	INR	1,300,000,000	15,742,253
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	6,030,316
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	6,076,965
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	6,147,390
			51,805,576
Indonesia–1.74%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	200,000,000,000	12,672,116
Series FR96, 7.00%, 02/15/2033	IDR	150,000,000,000	9,779,373
			22,451,489
Italy–2.10%
Republic of Italy Government International Bond, 4.15%, 10/01/2039(b)	EUR	25,000,000	27,108,014
Ivory Coast–0.28%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	3,950,000	3,590,246

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Japan–1.50%
Japan Government Bond,
Series 15, 1.00%, 03/20/2062	JPY	2,405,700,000	$12,480,739
Series 77, 1.60%, 12/20/2052	JPY	1,054,500,000	6,896,391
			19,377,130
Malaysia–1.72%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	25,000,000	5,331,347
Series 319, 3.48%, 06/14/2024	MYR	80,000,000	16,932,189
			22,263,536
Netherlands–0.20%
ABN AMRO Bank N.V., 4.38%(b)(c)(d)	EUR	2,500,000	2,600,705
Peru–3.82%
Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(b)	PEN	10,000,000	2,704,604
Peru Government Bond, 6.15%, 08/12/2032	PEN	180,000,000	46,592,903
			49,297,507
South Africa–8.44%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	783,300,000	36,521,925
Series 2040, 9.00%, 01/31/2040	ZAR	800,000,000	33,281,880
Series R186, 10.50%, 12/21/2026	ZAR	700,000,000	39,117,372
			108,921,177
Spain–0.60%
Repsol International Finance B.V., 3.75%(b)(c)(d)	EUR	2,500,000	2,646,432
Telefonica Europe B.V., 2.88%(b)(c)(d)	EUR	5,000,000	5,084,668
			7,731,100
Supranational–1.74%
African Development Bank,
0.00%, 04/05/2046(e)	ZAR	600,000,000	3,419,599
0.00%, 01/17/2050(e)	ZAR	310,000,000	1,471,333
Corp. Andina de Fomento, 10.35%, 03/15/2033(b)	MXN	200,000,000	11,806,641
International Finance Corp., 0.00%, 03/23/2038(e)	MXN	350,000,000	5,797,577
			22,495,150
Sweden–0.12%
Heimstaden Bostad AB, 3.38%(b)(c)(d)	EUR	2,500,000	1,571,073
	Principal Amount		Value
Switzerland–0.82%
UBS Group AG, 2.13%, 10/13/2026(b)(c)	EUR	10,000,000	$10,530,408
United Kingdom–1.74%
Barclays PLC, 7.13%(c)(d)	GBP	2,150,000	2,656,646
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	5,400,000	6,603,505
Lloyds Banking Group PLC, 8.50%(c)(d)	GBP	3,275,000	4,172,779
Nationwide Building Society, 5.75%(b)(c)(d)	GBP	2,500,000	2,936,103
NatWest Group PLC, 5.13%(c)(d)	GBP	2,000,000	2,292,166
United Kingdom Gilt, 0.50%, 10/22/2061(b)	GBP	9,875,000	3,816,023
			22,477,222
Uruguay–0.28%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	138,900,300	3,670,186
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $702,145,722)			678,718,450

U.S. Dollar Denominated Bonds & Notes–13.93%
Angola–0.27%
Angolan Government International Bond, 8.75%, 04/14/2032(b)		$4,000,000	3,446,384
Argentina–0.27%
Argentina Treasury Dual Bond, 3.25%, 04/30/2024		79,836	58,288
YPF S.A., 9.50%, 01/17/2031(b)		3,410,000	3,408,415
			3,466,703
Brazil–1.12%
Ambipar Lux S.a.r.l., 9.88%, 02/06/2031(b)		1,360,000	1,353,200
CSN Inova Ventures, 6.75%, 01/28/2028(b)		475,000	455,766
CSN Resources S.A., 5.88%, 04/08/2032(b)		1,500,000	1,290,034
Embraer Netherlands Finance B.V., 7.00%, 07/28/2030(b)		2,470,000	2,599,509
Minerva Luxembourg S.A., 8.88%, 09/13/2033(b)		2,360,000	2,477,015
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)		6,786,000	6,324,235
			14,499,759
Chile–0.55%
AES Andes S.A., 6.35%, 10/07/2079(b)(c)		2,500,000	2,373,838
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount	Value
Chile–(continued)
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)	$5,000,000	$4,659,844
		7,033,682
China–0.16%
Prosus N.V., 3.06%, 07/13/2031(b)	2,500,000	2,036,062
Colombia–0.26%
Colombia Government International Bond, 4.13%, 02/22/2042	5,000,000	3,407,481
Denmark–0.59%
Danske Bank A/S,
0.98%, 09/10/2025(b)(c)	3,075,000	2,986,518
6.13%(b)(c)(d)	4,588,000	4,583,123
		7,569,641
Dominican Republic–0.19%
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	975,000	890,542
4.88%, 09/23/2032(b)	1,800,000	1,611,128
		2,501,670
Egypt–0.17%
Egypt Government International Bond, 8.50%, 01/31/2047(b)	3,550,000	2,181,298
France–0.64%
BNP Paribas S.A.,
6.63%(b)(c)(d)	2,000,000	2,004,508
7.75%(b)(c)(d)(f)	2,500,000	2,531,357
Electricite de France S.A., 9.13%(b)(c)(d)	3,334,000	3,731,820
		8,267,685
Hong Kong–0.37%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)	2,500,000	2,432,812
5.75%, 07/21/2028(b)	2,500,000	2,341,797
		4,774,609
Indonesia–0.37%
PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero), 6.76%, 11/15/2048(b)	2,700,000	2,832,457
PT Pertamina (Persero), 4.18%, 01/21/2050(b)	2,500,000	1,979,745
		4,812,202
	Principal Amount	Value
Iraq–0.09%
Iraq International Bond, 5.80%, 01/15/2028(b)	$1,250,000	$1,169,295
Ireland–0.54%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,528,005
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(e)	519,977	501,930
Series 119, 0.00%, 04/30/2025(b)(e)	553,192	533,993
Series 120, 0.00%, 04/30/2025(b)(e)	692,457	668,425
Series 122, 0.00%, 04/30/2025(b)(e)	606,700	585,644
Series 124, 0.00%, 04/30/2025(b)(e)	487,288	470,376
Series 126, 0.00%, 04/30/2025(b)	545,130	526,211
Series 127, 0.00%, 04/30/2025(b)(e)	631,420	609,507
0.00%, 04/30/2025(b)(e)	495,569	478,369
		6,902,460
Ivory Coast–0.49%
Ivory Coast Government International Bond,
5.38%, 07/23/2024(b)	3,009,000	2,993,985
8.25%, 01/30/2037(b)	3,310,000	3,305,035
		6,299,020
Macau–0.30%
MGM China Holdings Ltd., 5.88%, 05/15/2026(b)(f)	4,000,000	3,919,340
Mexico–1.49%
Banco Mercantil del Norte S.A.,
8.38%(b)(c)(d)	2,500,000	2,471,095
5.88%(b)(c)(d)	2,490,000	2,327,205
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)	4,000,000	2,819,570
6.99%, 02/20/2032(b)	2,076,000	1,355,403
CEMEX S.A.B. de C.V., 5.13%(b)(c)(d)	3,457,000	3,294,897
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	4,254,000	3,418,872
Petroleos Mexicanos,
7.69%, 01/23/2050	2,500,000	1,749,330
6.95%, 01/28/2060	2,750,000	1,765,530
		19,201,902
Netherlands–0.79%
ING Groep N.V., 6.75%(b)(c)(d)	10,250,000	10,246,043
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount	Value
Nigeria–0.18%
Nigeria Government International Bond, 6.50%, 11/28/2027(b)	$2,500,000	$2,269,340
Oman–0.39%
Oman Government International Bond, 6.75%, 01/17/2048(b)	5,000,000	5,044,525
Panama–0.17%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	2,500,000	2,197,662
Romania–0.21%
Romanian Government International Bond, 7.13%, 01/17/2033(b)	2,500,000	2,704,675
Supranational–0.19%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	2,400,000	2,459,081
Sweden–0.39%
Swedbank AB, Series NC5, 5.63%(b)(c)(d)	5,000,000	4,959,375
Switzerland–1.05%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(c)	4,500,000	4,452,966
Credit Suisse Group AG, 6.25%(b)(c)(d)(g)	9,800,000	1,127,000
UBS Group AG,
6.88%(b)(c)(d)	5,000,000	4,954,825
9.25%(b)(c)(d)(f)	2,780,000	3,035,513
		13,570,304
Ukraine–0.14%
Ukraine Government International Bond, 7.75%, 08/01/2041(b)(g)	4,000,000	1,855,396
United Kingdom–2.43%
abrdn PLC, 4.25%, 06/30/2028(b)	2,500,000	2,246,875
Barclays PLC, 8.00%(c)(d)	10,000,000	9,981,428
BP Capital Markets PLC, 4.88%(c)(d)(f)	1,750,000	1,660,870
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)(f)	5,000,000	4,692,991
Lloyds Banking Group PLC, 7.50%(c)(d)(f)	2,000,000	1,982,457
M&G PLC, 6.50%, 10/20/2048(b)(c)	1,300,000	1,308,866
NatWest Group PLC, 6.00%(c)(d)(f)	5,000,000	4,883,425
	Principal Amount		Value
United Kingdom–(continued)
Vodafone Group PLC, 3.25%, 06/04/2081(c)(f)		$5,000,000	$4,665,091
			31,422,003
United States–0.12%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,600,000	1,534,978
Total U.S. Dollar Denominated Bonds & Notes (Cost $197,950,046)			179,752,575

U.S. Treasury Securities–11.10%
U.S. Treasury Bills–11.10%
5.28 - 5.29%, 03/28/2024(h)		44,634,060	44,634,060
5.46%, 04/18/2024(h)		49,431,430	49,444,169
5.38%, 05/16/2024(h)		49,238,458	49,244,827
Total U.S. Treasury Securities (Cost $143,303,948)			143,323,056

Asset-Backed Securities–8.40%
Alba PLC,
Series 2007-1, Class F, 8.59% (SONIA + 3.37%), 03/17/2039(b)(i)	GBP	3,224,148	3,881,322
Series 2006-2, Class F, 8.59% (SONIA + 3.37%), 12/15/2038(b)(i)	GBP	1,075,012	1,253,933
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 5.84% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(i)	GBP	4,000,000	4,579,405
Series 2007-1, Class B1, 6.24% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(i)	GBP	5,275,000	5,696,075
Series 2007-2, Class B1, 6.74% (SONIA + 1.52%), 09/15/2044(b)(i)	GBP	4,000,000	4,203,848
Series 2007-2, Class B2, 9.34% (SONIA + 4.12%), 09/15/2044(b)(i)	GBP	3,750,000	4,437,726
Eurosail PLC,
Series 2007-4X, Class D1A, 7.09% (SONIA + 1.87%), 06/13/2045(b)(i)	GBP	4,094,013	4,691,684
Series 2006-1X, Class D1A, 4.81% (3 mo. EURIBOR + 0.84%), 06/10/2044(b)(i)	EUR	3,000,000	2,846,156
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value

Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.23% (SONIA + 1.01%), 03/13/2045(b)(i)	GBP	2,500,000	$2,682,830
Grifonas Finance No. 1 PLC, Class B, 4.45% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(i)	EUR	5,000,000	4,740,729
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(b)(j)	GBP	207,500,000	3,510,843
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 8.84% (SONIA + 3.62%), 10/15/2048(b)(i)	GBP	3,418,266	4,289,209
Series 2007-1X, Class B2, 8.34% (SONIA + 3.12%), 04/15/2049(b)(i)	GBP	2,059,679	2,478,995
Newday Funding Master Issuer PLC,
Series 2021-1X, Class E, 9.25% (SONIA + 4.05%), 03/15/2029(b)(i)	GBP	5,084,000	6,434,186
Series 2021-3X, Class D, 7.55% (SONIA + 2.35%), 11/15/2029(b)(i)	GBP	3,600,000	4,512,269
Newgate Funding PLC,
Series 2006-2, Class CB, 4.32% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(i)	EUR	1,412,749	1,348,569
Series 2007-2X, Class CB, 4.37% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(i)	EUR	1,846,158	1,640,229
Series 2007-1X, Class CB, 4.36% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(i)	EUR	1,037,130	954,938
ResLoC UK PLC, Series 2007-1X, Class D1A, 5.13% (3 mo. EURIBOR + 1.20%), 12/15/2043(b)(i)	EUR	3,726,487	3,362,922
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 4.80% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(i)	EUR	7,040,441	7,021,008
	Principal Amount		Value

Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 7.27% (SONIA + 2.05%), 10/20/2051(b)(i)	GBP	3,000,000	$3,794,844
Series 2019-GR4X, Class GR, 7.72% (SONIA + 2.50%), 10/20/2051(b)(i)	GBP	2,500,000	3,160,688
Sestante Finance S.r.l., Series 2005, Class C1, 4.74% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(i)	EUR	9,700,000	6,549,732
IM Pastor 4, FTA, Series B, 4.11% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(i)	EUR	3,800,000	2,698,462
Lusitano Mortgages No. 5 PLC, Class D, 4.90% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(i)	EUR	5,288,779	4,852,446
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(k)		$10,843,617	10,301,436
0.00%, 12/31/2043(k)	ARS	117,222,368	134,762
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(j)(k)	ARS	445,000,000	2,429,764
Total Asset-Backed Securities (Cost $116,692,814)			108,489,010
	Shares
Common Stocks & Other Equity Interests–2.70%
Argentina–2.70%
Banco BBVA Argentina S.A.		500,000	1,552,790
Banco Macro S.A., Class B		950,000	4,911,436
Grupo Financiero Galicia S.A., Class B		2,260,000	7,484,998
Pampa Energia S.A.(l)		1,450,000	4,294,945
YPF S.A., ADR(l)		70,000	1,209,600
YPF S.A., Class D(l)		585,000	15,423,073
Total Common Stocks & Other Equity Interests (Cost $27,906,840)			34,876,842
Money Market Funds–1.97%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(m)(n)		9,034,394	9,034,394
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(m)(n)		6,092,566	6,096,221
Invesco Treasury Portfolio, Institutional Class, 5.22%(m)(n)		10,325,021	10,325,021
Total Money Market Funds (Cost $25,455,781)			25,455,636
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Shares		Value

Options Purchased–1.52%
(Cost $31,890,278)(o)		$19,601,535
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-92.20% (Cost $1,245,345,429)		1,190,217,104
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.93%
Invesco Private Government Fund, 5.29%(m)(n)(p)	3,359,876	3,359,876
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.52%(m)(n)(p)	8,632,644	$8,638,687
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,998,563)		11,998,563
TOTAL INVESTMENTS IN SECURITIES—93.13% (Cost $1,257,343,992)		1,202,215,667
OTHER ASSETS LESS LIABILITIES–6.87%		88,677,004
NET ASSETS–100.00%		$1,290,892,671
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
COP	– Colombia Peso
CZK	– Czech Koruna
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
SONIA	– Sterling Overnight Index Average
UYU	– Uruguay Peso
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $432,724,733, which represented 33.52% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount.
(f)	All or a portion of this security was out on loan at January 31, 2024.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2024 was $2,982,396, which represented less than 1% of the Fund’s Net Assets.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Non-income producing security.
(m)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,424,446	$52,799,435	$(64,189,487)	$-	$-	$9,034,394	$140,256
Invesco Liquid Assets Portfolio, Institutional Class	14,229,288	37,713,882	(45,849,634)	(1,242)	3,927	6,096,221	98,637
Invesco Treasury Portfolio, Institutional Class	23,342,225	60,342,212	(73,359,416)	-	-	10,325,021	160,137
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,739,416	$15,424,773	$(14,804,313)	$-	$-	$3,359,876	$25,341*
Invesco Private Prime Fund	7,045,803	33,914,524	(32,323,814)	(92)	2,266	8,638,687	69,850*
Total	$67,781,178	$200,194,826	$(230,526,664)	$(1,334)	$6,193	$37,454,199	$494,221

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(o)	The table below details options purchased.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	01/02/2025	USD	0.70	AUD	75,000,000	$ 769,694
AUD versus USD	Call	Morgan Stanley and Co. International PLC	02/22/2024	USD	0.68	AUD	50,000,000	37,559
EUR versus USD	Call	Goldman Sachs International	02/08/2024	USD	1.15	EUR	75,000,000	81
EUR versus USD	Call	Goldman Sachs International	02/20/2024	USD	1.10	EUR	75,000,000	99,695
EUR versus USD	Call	Goldman Sachs International	03/01/2024	USD	1.15	EUR	7,500,000	21,211
EUR versus USD	Call	Goldman Sachs International	05/20/2024	USD	1.15	EUR	75,000,000	91,427
EUR versus USD	Call	Morgan Stanley and Co. International PLC	04/05/2024	USD	1.15	EUR	2,500,000	65,788
Subtotal — Foreign Currency Call Options Purchased								1,085,455
Currency Risk
EUR versus INR	Put	Morgan Stanley and Co. International PLC	05/28/2024	INR	89.50	EUR	5,000,000	586,539
EUR versus MXN	Put	Deutsche Bank AG	04/26/2024	MXN	18.40	EUR	2,000,000	235,571
EUR versus MXN	Put	Goldman Sachs International	04/02/2024	MXN	18.65	EUR	2,500,000	368,276
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	03/07/2024	MXN	18.00	EUR	1,500,000	87,637
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	04/03/2024	MXN	18.00	EUR	3,000,000	210,062
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	07/08/2024	MXN	18.30	EUR	1,500,000	175,981
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	04/25/2024	NOK	11.10	EUR	40,000,000	313,446
EUR versus PLN	Put	J.P. Morgan Chase Bank, N.A.	05/27/2024	PLN	4.30	EUR	40,000,000	324,340
EUR versus PLN	Put	Merrill Lynch International	02/16/2024	PLN	4.30	EUR	40,000,000	41,499
EUR versus ZAR	Put	Goldman Sachs International	04/26/2024	ZAR	20.30	EUR	5,000,000	304,282
EUR versus ZAR	Put	Goldman Sachs International	04/29/2024	ZAR	20.10	EUR	4,000,000	291,871
EUR versus ZAR	Put	Goldman Sachs International	07/10/2024	ZAR	20.35	EUR	40,000,000	1,126,695
TWD versus INR	Put	Deutsche Bank AG	01/09/2025	INR	2.70	TWD	100,000,000	734,389
USD versus BRL	Put	Goldman Sachs International	02/05/2024	BRL	4.85	USD	100,000,000	42,400
USD versus BRL	Put	Goldman Sachs International	03/18/2024	BRL	4.75	USD	50,000,000	106,950
USD versus BRL	Put	Merrill Lynch International	04/25/2024	BRL	4.80	USD	35,000,000	248,360
USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL	4.90	USD	2,000,000	255,828
USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/08/2024	BRL	4.60	USD	2,000,000	252,798
USD versus CAD	Put	Deutsche Bank AG	05/07/2024	CAD	1.30	USD	2,500,000	339,867
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	920.00	USD	53,000,000	1,047,227
USD versus CLP	Put	Morgan Stanley and Co. International PLC	05/06/2024	CLP	870.00	USD	40,000,000	40,360
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus COP	Put	Goldman Sachs International	04/03/2024	COP	3,875.00	USD	35,000,000	$607,005
USD versus COP	Put	Merrill Lynch International	03/20/2024	COP	4,000.00	USD	1,000,000	204,722
USD versus COP	Put	Merrill Lynch International	04/05/2024	COP	3,900.00	USD	40,000,000	53,600
USD versus COP	Put	Morgan Stanley and Co. International PLC	03/01/2024	COP	3,850.00	USD	50,000,000	480,450
USD versus IDR	Put	Goldman Sachs International	05/07/2024	IDR	14,600.00	USD	4,000,000	70,820
USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	15,375.00	USD	32,000,000	126,560
USD versus JPY	Put	Deutsche Bank AG	07/18/2024	JPY	129.40	USD	5,000,000	408,730
USD versus JPY	Put	Goldman Sachs International	02/08/2024	JPY	113.00	USD	50,000,000	50
USD versus JPY	Put	Goldman Sachs International	03/07/2024	JPY	135.00	USD	50,000,000	22,800
USD versus JPY	Put	Goldman Sachs International	05/07/2024	JPY	118.00	USD	50,000,000	8,700
USD versus JPY	Put	Goldman Sachs International	05/30/2024	JPY	115.00	USD	5,000,000	24,000
USD versus JPY	Put	Goldman Sachs International	06/10/2024	JPY	115.00	USD	5,000,000	28,860
USD versus JPY	Put	Goldman Sachs International	09/17/2024	JPY	122.00	USD	10,000,000	460,190
USD versus JPY	Put	Goldman Sachs International	11/06/2024	JPY	132.00	USD	14,000,000	2,906,974
USD versus JPY	Put	Merrill Lynch International	02/08/2024	JPY	135.00	USD	75,000,000	675
USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY	115.00	USD	7,500,000	38,573
USD versus JPY	Put	Morgan Stanley and Co. International PLC	04/18/2024	JPY	132.00	USD	5,000,000	208,540
USD versus MXN	Put	Goldman Sachs International	02/14/2024	MXN	17.10	USD	75,000,000	354,375
USD versus MXN	Put	Goldman Sachs International	02/16/2024	MXN	17.00	USD	75,000,000	219,450
USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	16.00	USD	3,500,000	279,087
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	02/14/2024	MXN	17.00	USD	5,000,000	1,527,800
USD versus MXN	Put	Merrill Lynch International	02/14/2024	MXN	16.90	USD	75,000,000	86,625
USD versus MXN	Put	Morgan Stanley and Co. International PLC	03/20/2024	MXN	16.75	USD	50,000,000	62,100
USD versus THB	Put	Standard Chartered Bank PLC	02/23/2024	THB	30.65	USD	2,500,000	95
USD versus ZAR	Put	Goldman Sachs International	03/14/2024	ZAR	18.00	USD	15,000,000	67,455
USD versus ZAR	Put	Goldman Sachs International	05/14/2024	ZAR	15.00	USD	10,000,000	76,090
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	18.15	USD	37,500,000	982,800
Subtotal — Foreign Currency Put Options Purchased								16,441,504
Total Foreign Currency Options Purchased								$17,526,959

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,329,616.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30%	Receive	KWDC	Quarterly	11/08/2028	KRW	20,000,000,000	$352,878
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.02	Pay	SOFR	Annually	04/22/2024	USD	200,000,000	35,696
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	20,000,000	1,617,687
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.75	Pay	TONAR	Annually	03/04/2024	JPY	10,400,000,000	26,110
Subtotal — Interest Rate Put Swaptions Purchased										1,679,493
Total Interest Rate Swaptions Purchased										$2,032,371

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,329,616.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	500.00%	Markit iTraxx Europe Crossover Index, Series 40, Version 1	(5.00)	Quarterly	03/20/2024	3.274%	EUR	50,000,000	$42,205

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,329,616.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	375.00%	Markit iTraxx Europe Crossover Index, Series 40, Version 1	5.00%	Quarterly	03/20/2024	3.274%	EUR	45,000,000	$(906,015)
Credit Risk
Goldman Sachs International	Put	103.00	Markit CDX North America High Yield Index, Series 41, Version 2	(5.00)	Quarterly	03/20/2024	3.587	USD	50,000,000	(135,425)
J.P. Morgan Chase Bank, N.A.	Put	425.00	Markit iTraxx Europe Crossover Index, Series 40, Version 1	(5.00)	Quarterly	04/17/2024	3.274	EUR	33,350,000	(114,606)
J.P. Morgan Chase Bank, N.A.	Put	425.00	Markit iTraxx Europe Crossover Index, Series 40, Version 1	(5.00)	Quarterly	03/20/2024	3.274	EUR	33,350,000	(56,975)
J.P. Morgan Chase Bank, N.A.	Put	103.00	Markit CDX North America High Yield Index, Series 41, Version 2	(5.00)	Quarterly	04/17/2024	3.587	USD	50,000,000	(253,847)
J.P. Morgan Chase Bank, N.A.	Put	103.50	Markit CDX North America High Yield Index, Series 41, Version 2	(5.00)	Quarterly	04/17/2024	3.587	USD	50,000,000	(306,115)
Subtotal — Credit Default Put Swaptions Written										(866,968)
Total Credit Default Swaptions Written										$(1,772,983)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,329,616.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	01/02/2025	USD	0.74	AUD	75,000,000	$(302,997)
AUD versus USD	Call	Morgan Stanley and Co. International PLC	02/22/2024	USD	0.70	AUD	75,000,000	(3,543)
EUR versus HUF	Call	Goldman Sachs International	05/08/2024	HUF	400.00	EUR	55,000,000	(452,446)
EUR versus HUF	Call	Merrill Lynch International	03/07/2024	HUF	400.00	EUR	50,000,000	(114,662)
EUR versus PLN	Call	Goldman Sachs International	04/08/2024	PLN	4.47	EUR	40,000,000	(132,926)
EUR versus PLN	Call	J.P. Morgan Chase Bank, N.A.	05/27/2024	PLN	4.55	EUR	40,000,000	(157,393)
EUR versus ZAR	Call	Goldman Sachs International	07/10/2024	ZAR	22.00	EUR	40,000,000	(564,298)
TWD versus INR	Call	Deutsche Bank AG	01/09/2025	INR	2.80	TWD	50,000,000	(814,286)
USD versus BRL	Call	Goldman Sachs International	03/18/2024	BRL	5.13	USD	50,000,000	(297,150)
USD versus BRL	Call	Goldman Sachs International	05/23/2024	BRL	5.55	USD	5,000,000	(315,090)
USD versus BRL	Call	Merrill Lynch International	04/25/2024	BRL	5.20	USD	35,000,000	(313,145)
USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	1,000.00	USD	53,000,000	(467,513)
USD versus COP	Call	Goldman Sachs International	04/03/2024	COP	4,200.00	USD	35,000,000	(252,875)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
USD versus COP	Call	Morgan Stanley and Co. International PLC	03/01/2024	COP	4,170.00	USD	50,000,000	$(143,050)
USD versus IDR	Call	Standard Chartered Bank PLC	05/07/2024	IDR	16,325.00	USD	32,000,000	(158,336)
USD versus MXN	Call	Goldman Sachs International	07/02/2024	MXN	18.50	USD	70,000,000	(1,008,770)
USD versus ZAR	Call	Goldman Sachs International	10/16/2024	ZAR	21.75	USD	37,500,000	(522,188)
USD versus ZAR	Call	Goldman Sachs International	12/16/2024	ZAR	21.50	USD	15,000,000	(319,725)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	10/21/2024	ZAR	22.00	USD	40,000,000	(512,560)
Subtotal — Foreign Currency Call Options Written								(6,852,953)
Currency Risk
AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	75,000,000	(1,115,990)
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	04/25/2024	NOK	10.85	EUR	80,000,000	(240,261)
EUR versus PLN	Put	J.P. Morgan Chase Bank, N.A.	05/27/2024	PLN	4.15	EUR	40,000,000	(48,286)
EUR versus ZAR	Put	Goldman Sachs International	07/10/2024	ZAR	19.35	EUR	40,000,000	(412,611)
USD versus BRL	Put	Merrill Lynch International	04/25/2024	BRL	4.60	USD	35,000,000	(45,710)
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	890.00	USD	53,000,000	(457,284)
USD versus COP	Put	Goldman Sachs International	04/03/2024	COP	3,725.00	USD	35,000,000	(193,620)
USD versus COP	Put	Morgan Stanley and Co. International PLC	03/01/2024	COP	3,700.00	USD	50,000,000	(76,350)
USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	14,895.00	USD	32,000,000	(31,072)
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	17.15	USD	37,500,000	(432,938)
Subtotal — Foreign Currency Put Options Written								(3,054,122)
Total – Foreign Currency Options Written								$(9,907,075)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,329,616.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.79%	SOFR	Receive	Annually	10/18/2024	USD	37,500,000	$(3,553,596)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.03	SOFR	Receive	Annually	09/16/2024	USD	100,000,000	(2,222,468)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.35	TONAR	Receive	Annually	03/04/2024	JPY	10,400,000,000	(13,886)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.30	SOFR	Receive	Annually	12/06/2024	USD	50,000,000	(1,196,650)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.44	6 Month EURIBOR	Receive	Semi-Annually	04/14/2025	EUR	75,000,000	(2,562,744)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.62	6 Month EURIBOR	Receive	Semi-Annually	11/02/2026	EUR	25,000,000	(1,354,119)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.97	SOFR	Receive	Annually	10/05/2028	USD	30,000,000	(2,355,133)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.45	6 Month EURIBOR	Receive	Semi-Annually	04/18/2024	EUR	50,000,000	(576,403)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.22	SOFR	Receive	Annually	09/29/2025	USD	28,400,000	(1,828,488)
Subtotal—Interest Rate Call Swaptions Written										(15,663,487)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.00%	SOFR	Pay	Annually	06/06/2024	USD	75,000,000	$(541,052)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	180,000,000	(1,562,422)
5 Year Interest Rate Swap	Put	Goldman Sachs International	3.75	SOFR	Pay	Annually	04/16/2024	USD	100,000,000	(537,903)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.10	6 Month EURIBOR	Pay	Semi-Annually	12/06/2024	EUR	75,000,000	(943,501)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.10	TONAR	Pay	Annually	03/04/2024	JPY	10,400,000,000	(1,797)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.30	SOFR	Pay	Annually	05/29/2024	USD	160,000,000	(290,723)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.35	SONIA	Pay	Annually	04/17/2024	GBP	662,500,000	(1,782,350)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.25	SOFR	Pay	Annually	04/17/2024	USD	172,000,000	(245,370)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.10	SOFR	Pay	Annually	04/16/2024	USD	406,000,000	(929,172)
Subtotal—Interest Rate Put Swaptions Written										(6,834,290)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(22,497,777)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,329,616.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	408	March-2024	$83,907,750	$674,668	$674,668
U.S. Treasury 5 Year Notes	2,579	March-2024	279,539,422	3,131,910	3,131,910
Subtotal—Long Futures Contracts				3,806,578	3,806,578
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	212	March-2024	(27,156,224)	(250,054)	(250,054)
Euro-Bund	345	March-2024	(50,650,527)	(461,639)	(461,639)
Subtotal—Short Futures Contracts				(711,693)	(711,693)
Total Futures Contracts				$3,094,885	$3,094,885

(a)	Futures contracts collateralized by $4,522,097 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/20/2024	Barclays Bank PLC	USD	5,461,581	CAD	7,408,624	$52,375
03/20/2024	BNP Paribas S.A.	AUD	33,360,000	USD	21,949,159	29,859
03/20/2024	BNP Paribas S.A.	USD	19,521,127	MXN	345,169,500	377,355
03/21/2024	BNP Paribas S.A.	JPY	3,139,795,649	USD	21,740,922	246,012
03/20/2024	Citibank, N.A.	EUR	114,316,635	USD	123,934,620	147,168
03/20/2024	Citibank, N.A.	PEN	139,892,505	USD	37,143,219	412,130
03/20/2024	Citibank, N.A.	USD	14,143,393	GBP	11,185,500	37,225
02/02/2024	Deutsche Bank AG	BRL	527,500,244	USD	108,092,750	1,621,685
02/14/2024	Deutsche Bank AG	JPY	2,363,850,000	USD	17,000,000	909,078
02/14/2024	Deutsche Bank AG	USD	37,500,000	JPY	5,606,250,000	662,207
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/22/2024	Deutsche Bank AG	JPY	1,431,700,000	USD	10,000,000	$20,651
02/08/2024	Goldman Sachs International	JPY	3,364,284,000	USD	23,100,000	220,518
02/13/2024	Goldman Sachs International	JPY	1,042,440,000	USD	8,400,000	1,305,137
02/20/2024	Goldman Sachs International	JPY	2,935,200,000	USD	20,000,000	1,034
03/05/2024	Goldman Sachs International	EUR	34,000,000	USD	37,090,600	297,734
03/11/2024	Goldman Sachs International	JPY	1,132,400,000	USD	8,000,000	259,996
03/20/2024	Goldman Sachs International	USD	3,652,567	THB	129,534,627	11,997
05/09/2024	Goldman Sachs International	JPY	2,086,080,000	USD	16,400,000	2,011,430
05/10/2024	Goldman Sachs International	IDR	162,500,000,000	USD	10,400,000	118,274
05/20/2024	Goldman Sachs International	AUD	12,375,000	USD	8,318,475	173,411
03/20/2024	HSBC Bank USA	CZK	375,355,000	USD	16,619,659	300,755
03/20/2024	HSBC Bank USA	KRW	9,403,500,000	USD	7,199,182	134,492
03/20/2024	HSBC Bank USA	THB	524,745,000	USD	15,071,300	226,145
03/20/2024	HSBC Bank USA	USD	34,719,310	INR	2,903,923,125	167,056
02/02/2024	J.P. Morgan Chase Bank, N.A.	BRL	138,254,000	USD	28,012,341	107,045
03/20/2024	J.P. Morgan Chase Bank, N.A.	EUR	20,200,000	USD	22,219,041	345,526
03/20/2024	J.P. Morgan Chase Bank, N.A.	HUF	9,027,943,772	USD	25,321,020	18,743
03/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	228,644,000	USD	13,250,670	69,700
03/20/2024	J.P. Morgan Chase Bank, N.A.	PEN	30,395,000	USD	8,067,470	86,760
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	33,675,934	CNY	239,640,561	65,607
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	2,315,518	GBP	1,830,000	4,498
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	5,751,923	MXN	101,464,153	97,326
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	6,784,567	THB	241,970,000	60,820
02/13/2024	Merrill Lynch International	JPY	1,349,285,000	USD	9,500,000	316,746
03/20/2024	Merrill Lynch International	CLP	5,428,840,000	USD	6,134,837	316,886
03/20/2024	Merrill Lynch International	KRW	17,103,799,650	USD	13,091,312	241,517
03/20/2024	Merrill Lynch International	USD	40,917,099	MXN	718,212,734	486,742
02/02/2024	Morgan Stanley and Co. International PLC	BRL	525,220,044	USD	106,184,074	173,246
02/26/2024	Morgan Stanley and Co. International PLC	AUD	5,250,000	USD	3,455,550	8,577
03/20/2024	Morgan Stanley and Co. International PLC	NZD	1,860,000	USD	1,141,352	4,359
03/20/2024	Morgan Stanley and Co. International PLC	PEN	749,495	USD	198,035	1,243
03/20/2024	Morgan Stanley and Co. International PLC	USD	19,817,166	ZAR	378,388,964	313,839
03/21/2024	Morgan Stanley and Co. International PLC	JPY	5,676,425,790	USD	39,896,000	1,035,426
04/02/2024	Morgan Stanley and Co. International PLC	BRL	397,903,244	USD	80,282,613	440,882
04/22/2024	Morgan Stanley and Co. International PLC	JPY	1,452,500,000	USD	10,000,000	6,694
02/28/2024	Standard Chartered Bank PLC	THB	182,765,000	USD	5,500,000	338,116
03/20/2024	Standard Chartered Bank PLC	IDR	373,114,050,000	USD	24,035,433	398,954
03/20/2024	Standard Chartered Bank PLC	USD	4,150,126	PLN	16,675,000	11,930
05/13/2024	Standard Chartered Bank PLC	IDR	207,055,200,000	USD	13,200,000	100,332
Subtotal—Appreciation						14,795,238
Currency Risk
03/20/2024	Barclays Bank PLC	CAD	1,658,661	USD	1,222,752	(11,726)
03/20/2024	Barclays Bank PLC	USD	3,263,586	EUR	3,000,000	(15,045)
03/20/2024	BNP Paribas S.A.	USD	30,990,205	AUD	47,101,270	(42,159)
03/20/2024	BNP Paribas S.A.	USD	6,812,033	EUR	6,200,000	(98,380)
03/20/2024	BNP Paribas S.A.	USD	6,713,000	NOK	68,915,734	(153,022)
03/21/2024	BNP Paribas S.A.	USD	158,144,196	JPY	22,838,979,204	(1,789,499)
03/20/2024	Citibank, N.A.	GBP	78,233,505	USD	98,921,572	(260,362)
03/20/2024	Citibank, N.A.	USD	252,019,809	EUR	232,452,653	(309,097)
02/02/2024	Deutsche Bank AG	USD	107,250,373	BRL	527,500,244	(779,308)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/20/2024	Deutsche Bank AG	COP	324,325,973,035	USD	79,623,390	$(2,956,762)
03/20/2024	Deutsche Bank AG	INR	1,854,450,000	USD	22,256,694	(21,796)
03/20/2024	Deutsche Bank AG	PLN	2,841,287	USD	705,747	(3,435)
03/20/2024	Deutsche Bank AG	USD	5,461,204	EUR	5,015,000	(30,725)
03/20/2024	Deutsche Bank AG	USD	1,969,199	ZAR	36,750,000	(14,030)
05/06/2024	Goldman Sachs International	MXN	112,299,833	USD	5,833,000	(591,095)
05/16/2024	Goldman Sachs International	ZAR	178,165,625	USD	8,875,000	(556,160)
05/17/2024	Goldman Sachs International	MXN	90,768,000	USD	4,800,000	(382,802)
03/20/2024	HSBC Bank USA	INR	4,640,681,000	USD	55,483,991	(266,968)
03/20/2024	HSBC Bank USA	USD	834,489	CZK	18,846,926	(15,101)
03/20/2024	HSBC Bank USA	USD	8,761,682	KRW	11,444,421,102	(163,682)
03/20/2024	HSBC Bank USA	USD	50,516,074	THB	1,758,843,410	(757,996)
02/02/2024	J.P. Morgan Chase Bank, N.A.	USD	28,025,288	BRL	138,254,000	(119,991)
03/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	44,788,276	USD	6,297,301	(8,916)
03/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	231,092,953	USD	13,260,000	(62,148)
03/20/2024	J.P. Morgan Chase Bank, N.A.	THB	217,425,000	USD	6,123,266	(27,736)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	31,541,117	HUF	11,245,654,000	(23,347)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	26,500,000	PLN	106,021,147	(37,270)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	8,957,830	THB	313,075,000	(100,868)
03/20/2024	Merrill Lynch International	COP	19,303,542,770	USD	4,742,862	(172,222)
03/20/2024	Merrill Lynch International	MXN	314,654,000	USD	17,926,066	(213,245)
03/20/2024	Merrill Lynch International	USD	11,208,146	CLP	9,918,311,865	(578,942)
03/20/2024	Merrill Lynch International	USD	45,093,785	KRW	58,928,062,678	(822,128)
03/20/2024	Merrill Lynch International	USD	19,500,000	MXN	337,038,000	(70,286)
03/20/2024	Merrill Lynch International	ZAR	160,548,825	USD	8,406,200	(135,300)
02/02/2024	Morgan Stanley and Co. International PLC	USD	106,467,787	BRL	525,220,044	(456,959)
03/20/2024	Morgan Stanley and Co. International PLC	MXN	232,831,651	USD	13,260,000	(162,381)
03/20/2024	Morgan Stanley and Co. International PLC	USD	1,418,197	AUD	2,075,000	(54,811)
03/20/2024	Morgan Stanley and Co. International PLC	USD	39,691,464	EUR	36,480,000	(189,197)
03/20/2024	Morgan Stanley and Co. International PLC	USD	13,300,000	IDR	209,432,440,000	(32,621)
03/20/2024	Morgan Stanley and Co. International PLC	USD	14,500,077	NZD	23,630,000	(55,375)
03/20/2024	Morgan Stanley and Co. International PLC	ZAR	2,144,268,955	USD	112,300,668	(1,778,472)
04/02/2024	Morgan Stanley and Co. International PLC	USD	25,701,873	BRL	127,316,800	(154,975)
02/02/2024	Royal Bank of Canada	BRL	42,382,200	USD	8,542,387	(12,069)
02/02/2024	Royal Bank of Canada	USD	8,556,011	BRL	42,382,200	(1,554)
03/20/2024	Royal Bank of Canada	USD	3,721,568	EUR	3,435,000	(1,988)
03/20/2024	Standard Chartered Bank PLC	PLN	15,268,007	USD	3,799,950	(10,924)
03/20/2024	Standard Chartered Bank PLC	USD	58,739,526	IDR	911,843,039,200	(974,993)
Subtotal—Depreciation						(15,477,868)
Total Forward Foreign Currency Contracts						$(682,630)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
UBS Group AG	Sell	1.00%	Quarterly	12/20/2028	0.657%	EUR	7,500,000	$113,561	$123,792	$10,231
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Credit Default Swap Agreements(a)—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2027	1.025%	USD	7,500,000	$215,665	$7,260	$(208,405)
Markit iTraxx Europe Crossover Index, Series 40, Version 1	Buy	(5.00)	Quarterly	12/20/2028	3.274	EUR	33,350,000	(1,073,217)	(2,542,357)	(1,469,140)
Markit CDX North America High Yield Index, Series 41, Version 2	Buy	(5.00)	Quarterly	12/20/2028	3.587	USD	82,179,900	7,761	(4,555,561)	(4,563,322)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.767	EUR	7,500,000	(79,804)	(86,191)	(6,387)
Markit iTraxx Europe Crossover Index, Series 40, Version 1	Buy	(1.00)	Quarterly	12/20/2028	0.602	EUR	25,000,000	(481,980)	(487,963)	(5,983)
Subtotal - Depreciation								(1,411,575)	(7,664,812)	(6,253,237)
Total Centrally Cleared Credit Default Swap Agreements								$(1,298,014)	$(7,541,020)	$(6,243,006)

(a)	Centrally cleared swap agreements collateralized by $61,726,753 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month CZK PRIBOR	Quarterly	(7.02)%	Annually	02/10/2024	CZK	1,040,000,000	$—	$5,965	$5,965
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	1,165,000,000	—	94,741	94,741
Receive	SORA	Semi-Annually	(2.44)	Semi-Annually	01/05/2044	SGD	40,000,000	—	112,261	112,261
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	1,665,000,000	—	128,562	128,562
Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	233,000,000	—	130,383	130,383
Receive	3 Month JIBAR	Quarterly	(7.42)	Quarterly	05/05/2027	ZAR	370,000,000	—	170,820	170,820
Pay	SOFR	Annually	3.84	Annually	12/07/2028	USD	22,000,000	—	198,464	198,464
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	48,400,000	—	258,470	258,470
Pay	SOFR	Annually	3.60	Annually	10/01/2030	USD	25,000,000	—	270,292	270,292
Receive	SOFR	Annually	(3.53)	Annually	09/27/2032	USD	62,000,000	—	279,949	279,949
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	336,700,000	1,138	474,420	473,282
Pay	BZDIOVRA	At Maturity	11.33	At Maturity	01/02/2026	BRL	259,730,842	—	494,870	494,870
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	350,000,000	—	496,559	496,559
Pay	6 Month EURIBOR	Semi-Annually	2.60	Annually	01/09/2029	EUR	111,800,000	(53,668)	471,515	525,183
Pay	SOFR	Annually	4.42	Annually	12/11/2025	USD	119,175,000	(658)	560,168	560,826
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	50,000,000,000	—	562,345	562,345
Pay	28 Day MXN TIIE	28 days	10.66	28 days	10/20/2025	MXN	942,500,000	—	615,527	615,527
Receive	SOFR	Annually	(3.38)	Annually	12/18/2053	USD	27,000,000	—	622,752	622,752
Pay	28 Day MXN TIIE	28 days	10.61	28 days	10/21/2025	MXN	1,024,100,000	—	627,079	627,079
Pay	6 Month EURIBOR	Semi-Annually	3.03	Annually	11/30/2033	EUR	23,600,000	12,963	1,036,199	1,023,236
Pay	BZDIOVRA	At Maturity	11.75	At Maturity	01/02/2026	BRL	248,590,247	—	1,160,607	1,160,607
Receive	COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	—	1,893,287	1,893,287
Pay	EFFR	Annually	3.67	Annually	08/09/2039	USD	200,000,000	(149,362)	2,841,721	2,991,083
Subtotal — Appreciation								(189,587)	13,506,956	13,696,543
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	COOVIBR	Quarterly	(9.86)%	Quarterly	09/09/2032	COP	36,000,000,000	$—	$(1,478,875)	$(1,478,875)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	60,845,000,000	—	(1,406,105)	(1,406,105)
Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	36,300,000,000	—	(967,495)	(967,495)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	290,000,000	—	(886,970)	(886,970)
Pay	28 Day MXN TIIE	28 days	9.25	28 days	02/10/2025	MXN	1,075,000,000	—	(856,593)	(856,593)
Pay	28 Day MXN TIIE	28 days	9.40	28 days	02/10/2025	MXN	1,125,000,000	—	(803,258)	(803,258)
Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	17,843,000,000	—	(740,966)	(740,966)
Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	16,883,000,000	—	(664,405)	(664,405)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	141,000,000	—	(384,097)	(384,097)
Receive	SONIA	Annually	(3.71)	Annually	03/14/2034	GBP	20,900,000	—	(327,529)	(327,529)
Pay	28 Day MXN TIIE	28 days	9.54	28 days	12/12/2025	MXN	990,000,000	—	(284,684)	(284,684)
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	13,500,000,000	—	(260,897)	(260,897)
Receive	SOFR	Annually	(3.52)	Annually	06/24/2054	USD	14,500,000	—	(150,703)	(150,703)
Receive	SOFR	Annually	(3.50)	Annually	05/30/2054	USD	18,150,000	—	(123,006)	(123,006)
Receive	SOFR	Annually	(3.58)	Annually	03/13/2054	USD	5,880,000	—	(97,979)	(97,979)
Receive	SOFR	Annually	(3.55)	Annually	03/12/2054	USD	9,000,000	—	(96,915)	(96,915)
Receive	SORA	Semi-Annually	(2.53)	Semi-Annually	01/11/2044	SGD	40,000,000	—	(90,591)	(90,591)
Pay	SOFR	Annually	3.56	Annually	03/13/2029	USD	10,400,000	—	(5,414)	(5,414)
Subtotal — Depreciation								—	(9,626,482)	(9,626,482)
Total Centrally Cleared Interest Rate Swap Agreements								$(189,587)	$3,880,474	$4,070,061

(a)	Centrally cleared swap agreements collateralized by $61,726,753 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.307%	EUR	10,000,000	$17,407	$32,946	$15,539
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.246	EUR	10,000,000	269,286	452,548	183,262
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 6	Buy	3.94	Quarterly	03/20/2024	0.000	EUR	25,000,000	—	181,247	181,247
Subtotal—Appreciation									286,693	666,741	380,048
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.496	EUR	5,000,000	11,308	(23,965)	(35,273)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 4	Buy	(5.00)	Quarterly	12/20/2026	0.190	USD	24,724,038	(2,928,216)	(3,198,354)	(270,138)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.411	USD	19,994,615	(2,859,287)	(3,210,869)	(351,582)
Subtotal—Depreciation									(5,776,195)	(6,433,188)	(656,993)
Total Open Over-The-Counter Credit Default Swap Agreements									$(5,489,502)	$(5,766,447)	$(276,945)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,329,616.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Morgan Stanley Capital Services LLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD	200,000,000	$—	$(2,841,722)	$(2,841,722)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,329,616.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EFFR	—Effective Federal Funds Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$678,718,450	$—	$678,718,450
U.S. Dollar Denominated Bonds & Notes	—	179,752,575	—	179,752,575
U.S. Treasury Securities	—	143,323,056	—	143,323,056
Asset-Backed Securities	—	95,623,048	12,865,962	108,489,010
Common Stocks & Other Equity Interests	1,209,600	33,667,242	—	34,876,842
Money Market Funds	25,455,636	11,998,563	—	37,454,199
Options Purchased	—	19,601,535	—	19,601,535
Total Investments in Securities	26,665,236	1,162,684,469	12,865,962	1,202,215,667
Other Investments - Assets*
Futures Contracts	3,806,578	—	—	3,806,578
Forward Foreign Currency Contracts	—	14,795,238	—	14,795,238
Swap Agreements	—	14,086,822	—	14,086,822
	3,806,578	28,882,060	—	32,688,638
Other Investments - Liabilities*
Futures Contracts	(711,693)	—	—	(711,693)
Forward Foreign Currency Contracts	—	(15,477,868)	—	(15,477,868)
Options Written	—	(34,177,835)	—	(34,177,835)
Swap Agreements	—	(19,378,434)	—	(19,378,434)
	(711,693)	(69,034,137)	—	(69,745,830)
Total Other Investments	3,094,885	(40,152,077)	—	(37,057,192)
Total Investments	$29,760,121	$1,122,532,392	$12,865,962	$1,165,158,475

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended January 31, 2024:
	Value 10/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/24
Asset-Backed Securities	$14,327,403	$—	$—	$—	$—	$(1,461,441)	$—	$—	$12,865,962
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco International Bond Fund